STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Jun. 30, 2013
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Fair Value Assumptions for Stock Options

The fair value of stock option grants for the fiscal year ended June 30, 2013 and 2012 were estimated using the following weighted- average assumptions:

	2013	2012
Risk free interest rate	0.53% - 2.49%	0.23% - 2.35%
Expected term in years	2.5 - 10.0	1.5 - 6.5
Dividend yield	-	-
Volatility of common stock	89.67% - 93.11%	87.55% - 91.39%
Estimated annual forfeitures	-	-

Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity

Employee Options and Stock Appreciation Rights

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$0.75	10.00
Exercised	-	$-	-
Forfeited	-	$-
Expired	(525,000)	$1.00	-
Outstanding at June 30, 2012	4,589,507	$1.04	5.95	$339,417
Exercisable at June 30, 2012	2,808,088	$1.05	5.03	$181,750

Weighted average fair value of options granted during the year ended June 30, 2012		$0.56

Balance at June 30, 2012	4,589,507	$1.04	5.95
Granted	4,622,500	$0.55	9.64
Exercised	-	$-	-
Forfeited	(2,875,000)	$0.92	-
Expired	-	$-
Outstanding at June 30, 2013	6,337,007	$0.75	6.62	$2,505,808
Exercisable at June 30, 2013	3,696,174	$0.90	5.70	$1,056,738

Weighted average fair value of options granted during the year ended June 30, 2013		$0.41

Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity

Options Issued to Directors

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	(35,000)	$0.95	-
Outstanding at June 30, 2012	857,500	$1.36	7.96	$24,820
Exercisable at June 30, 2012	724,666	$1.39	7.83	$14,612

Weighted average fair value of options granted during the year ended June 30, 2012		$1.27

Balance at June 30, 2012	857,500	$1.36	7.96
Granted	610,000	$0.95	10.00
Exercised	(11,667)	$0.56	10.00
Forfeited	(255,000)	$1.38	-
Expired	-	$-	-
Outstanding at June 30, 2013	1,200,833	$1.16	8.04	$165,386
Exercisable at June 30, 2013	795,168	$1.24	7.25	$98,654

Weighted average fair value of options granted during the year ended June 30, 2013		$0.72

Non-Employee, Non-Director Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity

Non-Employee, Non-Director Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	540,000	$1.16	2.14	$-
Exercisable at June 30, 2012	540,000	$1.16	2.14	$-

Weighted average fair value of options granted during the year ended June 30, 2012		N/A

Balance at June 30, 2012	540,000	$1.16	2.14
Granted	275,000	$1.23	10.00
Exercised	(100,000)	$0.50	-
Forfeited	-	$-	-
Expired	(155,000)	$1.00	-
Outstanding at June 30, 2013	560,000	$1.22	5.96	$6,250
Exercisable at June 30, 2013	285,000	$1.21	2.22	$-

Weighted average fair value of options granted during the year ended June 30, 2013		$1.00

Warrants Issued for Cash or Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity

Warrants issued for cash or services

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise rescission	45,000	$1.25	-
Forfeited	-	$-	-
Expired	(150,000)	$1.50	-
Outstanding at June 30, 2012	4,461,200	$1.46	2.46
Exercisable at June 30, 2012	4,461,200	$1.46	2.46

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

Balance at June 30, 2012	4,461,200	$1.46	2.46
Granted	362,500	$1.16	10.00
Exercised	(1,865,000)	$0.50	-
Forfeited	-	$-	-
Expired	(1,425,000)	$1.60	-
Outstanding at June 30, 2013	1,533,700	$1.25	2.06
Exercisable at June 30, 2013	1,533,700	$1.25	2.06

Weighted average fair value of warrants granted during the year ended June 30, 2013		$0.44

Warrants Issued As Settlements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity

Warrants Issued as Settlements

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2011	474,508	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,508	$1.05	0.92
Exercisable at June 30, 2012	344,508	$1.05	0.92

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

Balance at June 30, 2012	344,508	$1.05	0.92
Granted	350,000	$0.63	4.22
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	(344,508)	$1.05	-
Outstanding at June 30, 2013	350,000	$0.63	4.22
Exercisable at June 30, 2013	350,000	$0.63	4.22

Weighted average fair value of warrants granted during the year ended June 30, 2013		$0.33